COST OF SALES	12 Months Ended
Dec. 31, 2025
Cost of Sales [Abstract]
COST OF SALES	COST OF SALES

	US Dollars
Figures in millions	2025	2024	2023
Salaries and wages	792	678	639
Stores and other consumables	952	730	704
Fuel, power and water	550	464	468
Mining contractors	824	739	773
Other	113	54	96
Operating costs	3,231	2,665	2,680
Royalties	424	246	190
Total operating costs	3,655	2,911	2,870
Retrenchment costs	3	3	4
Rehabilitation and other non-cash costs	56	42	21
Amortisation of tangible assets	1,186	666	579
Amortisation of right of use assets	100	85	78
Amortisation of intangible assets	1	1	1
Inventory change	21	18	(12)
	5,022	3,726	3,541